UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):        [ ] is a restatement.
                                           [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      York Capital Management Global Advisors, LLC
Address:   767 Fifth Avenue
           17th Floor
           New York, NY 10153

Form 13F File Number: 28-14350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Fosina
Title:     Chief Financial Officer
Phone:     (212) 300-1300


Signature, Place, and Date of Signing:

     /s/ John J. Fosina        New York, New York           May 15, 2012
     ------------------        ------------------        -----------------
         [Signature]             [City, State]                 [Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              ------------

Form 13F Information Table Entry Total:            82
                                              ------------

Form 13F Information Table Value Total:        $5,922,297
                                              ------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

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
               COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8
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NAME OF ISSUER                      TITLE OF           CUSIP     VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
                                     CLASS                      (X$1000)  PRN AMT   PRN  CALL  DISCRETION   MGRS   SOLE  SHARED NONE
ABBOTT LABS                           COM            002824100   21,893     357,200 SH              SOLE          357,200
ABOVENET INC                          COM            00374N107   33,103     399,800 SH              SOLE          399,800
ADVANCED MICRO DEVICES INC            COM            007903107   50,689   6,320,356 SH              SOLE        6,320,356
ALLOT COMMUNICATIONS LTD              SHS            M0854Q105    6,425     276,344 SH              SOLE          276,344
APPLE INC                             COM            037833100  122,224     203,860 SH              SOLE          203,860
BEAM INC                              COM            073730103   60,668   1,035,819 SH              SOLE        1,035,819
BP PLC                           SPONSORED ADR       055622104   95,800   2,128,880 SH              SOLE        2,128,880
CANADIAN PAC RY LTD                   COM            13645T100   45,701     601,722 SH              SOLE          601,722
CHEMTURA CORP                       COM NEW          163893209   38,260   2,253,232 SH              SOLE        2,253,232
CIGNA CORPORATION                     COM            125509109   96,163   1,952,543 SH              SOLE        1,952,543
CITIGROUP INC                       COM NEW          172967424  322,238   8,816,357 SH              SOLE        8,816,357
COMMERCIAL VEH GROUP INC              COM            202608105   16,885   1,382,915 SH              SOLE        1,382,915
COSAN LTD                            SHS A           G25343107    2,094     141,000 SH              SOLE          141,000
DELL INC                              COM            24702R101   33,864   2,040,600 SH              SOLE        2,040,600
DELPHI AUTOMOTIVE PLC                 SHS            G27823106   35,994   1,139,042 SH              SOLE        1,139,042
DOLLAR THRIFTY AUTOMOTIVE GP          COM            256743105  428,101   5,291,077 SH              SOLE        5,291,077
EL PASO CORP                          COM            28336L109  106,318   3,597,900 SH              SOLE        3,597,900
ENERGY TRANSFER EQUITY L P      COM UT LTD PTN       29273V100   45,741   1,135,000 SH              SOLE        1,135,000
FORD MTR CO DEL                  COM PAR $0.01       345370860   32,418   2,598,604 SH              SOLE        2,598,604
FORTUNE BRANDS HOME & SEC IN          COM            34964C106   72,325   3,277,079 SH              SOLE        3,277,079
GENERAL MTRS CO                *W EXP 07/10/201      37045V118      359      21,586 SH              SOLE           21,586
GENERAL MTRS CO                *W EXP 07/10/201      37045V126      242      21,586 SH              SOLE           21,586
GENON ENERGY INC                      COM            37244E107   14,587   7,012,781 SH              SOLE        7,012,781
GEORGIA GULF CORP              COM PAR$0.01 NEW      373200302   55,900   1,602,650 SH              SOLE        1,602,650
GILAT SATELLITE NETWORKS LTD        SHS NEW          M51474118   32,811   8,121,651 SH              SOLE        8,121,651
GOODRICH CORP                         COM            382388106  302,129   2,408,554 SH              SOLE        2,408,554
GOOGLE INC                           CL A            38259P508   40,024      62,417 SH              SOLE           62,417
GRACE W R & CO DEL NEW                COM            38388F108  138,838   2,402,050 SH              SOLE        2,402,050
GRIFOLS S A                      SPONSORED ADR       398438309   13,904   1,803,400 SH              SOLE        1,803,400
HARRY WINSTON DIAMOND CORP            COM            41587B100   20,636   1,402,706 SH              SOLE        1,402,706
HARVEST NATURAL RESOURCES IN          COM            41754V103    2,183     308,318 SH              SOLE          308,318
HERTZ GLOBAL HOLDINGS INC             COM            42805T105  295,389  19,640,231 SH              SOLE       19,640,231
ILLUMINA INC                          COM            452327109  159,991   3,041,072 SH              SOLE        3,041,072
IVANHOE ENERGY INC                    COM            465790103    1,039     959,720 SH              SOLE          959,720
IVANHOE MINES LTD                     COM            46579N103  109,265   6,941,868 SH              SOLE        6,941,868
JA SOLAR HOLDINGS CO LTD        NOTE 4.500% 5/1      466090AA5      218     250,000 SH              SOLE          250,000
KNOLOGY INC                           COM            499183804    7,053     387,500 SH              SOLE          387,500
LAMAR ADVERTISING CO                 CL A            512815101   14,068     434,066 SH              SOLE          434,066
LINKEDIN CORP                      COM CL A          53578A108   85,876     842,002 SH              SOLE          842,002
LIZ CLAIBORNE INC                     COM            539320101   14,064   1,052,718 SH              SOLE        1,052,718
MANITOWOC INC                         COM            563571108  104,813   7,562,300 SH              SOLE        7,562,300
MARTIN MARIETTA MATLS INC             COM            573284106   61,478     717,945 SH              SOLE          717,945
MEDCO HEALTH SOLUTIONS INC            COM            58405U102   96,566   1,373,630 SH              SOLE        1,373,630
NOVAGOLD RES INC                    COM NEW          66987E206   38,987   5,430,000 SH              SOLE        5,430,000
PACIFIC DRILLING SA LUXEMBOU        REG SHS          L7257P106    7,438     735,000 SH              SOLE          735,000
PENNEY J C INC                        COM            708160106   51,640   1,457,515 SH              SOLE        1,457,515
RADWARE LTD                           ORD            M81873107   82,232   2,196,378 SH              SOLE        2,196,378
ROCK-TENN CO                         CL A            772739207   12,534     185,523 SH              SOLE          185,523
ROCKWOOD HLDGS INC                    COM            774415103   72,076   1,382,098 SH              SOLE        1,382,098
RSC HOLDINGS INC                      COM            74972L102  113,896   5,041,899 SH              SOLE        5,041,899
SANOFI                         RIGHT 12/31/2020      80105N113    7,151   5,297,321 SH              SOLE        5,297,321
SARA LEE CORP                         COM            803111103  179,654   8,344,372 SH              SOLE        8,344,372
SKYWORKS SOLUTIONS INC                COM            83088M102   31,207   1,128,653 SH              SOLE        1,128,653
SPANSION INC                     COM CL A NEW        84649R200      193      15,811 SH              SOLE           15,811
TERADATA CORP DEL                     COM            88076W103  127,906   1,876,828 SH              SOLE        1,876,828
THOMAS & BETTS CORP                   COM            884315102   51,058     710,024 SH              SOLE          710,024
TRANSOCEAN LTD                      REG SHS          H8817H100   23,379     427,405 SH              SOLE          427,405
TRINA SOLAR LIMITED             NOTE 4.000% 7/1      89628EAA2   31,482  34,407,000 SH              SOLE       34,407,000
TYCO INTERNATIONAL LTD                SHS            H89128104  221,911   3,950,004 SH              SOLE        3,950,004
UNITED CMNTY BKS BLAIRSVLE G          COM            90984P303   19,833   2,034,163 SH              SOLE        2,034,163
UNITED RENTALS INC                    COM            911363109  146,619   3,418,483 SH              SOLE        3,418,483
UNITED TECHNOLOGIES CORP              COM            913017109  118,176   1,424,836 SH              SOLE        1,424,836
VULCAN MATLS CO                       COM            929160109   65,119   1,523,970 SH              SOLE        1,523,970
WELLCARE HEALTH PLANS INC             COM            94946T106   57,873     805,140 SH              SOLE          805,140
WILLIAMS COS INC DEL                  COM            969457100   61,620   2,000,000 SH              SOLE        2,000,000
YAHOO INC                             COM            984332106   24,232   1,592,123 SH              SOLE        1,592,123
BANK OF AMERICA CORPORATION           COM            060505104  226,972  23,717,000 SH  CALL        SOLE       23,717,000
BP PLC                           SPONSORED ADR       055622104   34,331     762,900 SH  CALL        SOLE          762,900
CATERPILLAR INC DEL                   COM            149123101  162,177   1,522,500 SH  CALL        SOLE        1,522,500
FORD MTR CO DEL                  COM PAR $0.01       345370860   62,375   5,000,000 SH  CALL        SOLE        5,000,000
GENERAL MTRS CO                       COM            37045V100  234,977   9,160,900 SH  CALL        SOLE        9,160,900
HERTZ GLOBAL HOLDINGS INC             COM            42805T105    7,001     465,500 SH  CALL        SOLE          465,500
ILLUMINA INC                          COM            452327109   26,305     500,000 SH  CALL        SOLE          500,000
IVANHOE MINES LTD                     COM            46579N103   20,619   1,310,000 SH  CALL        SOLE        1,310,000
MANITOWOC INC                         COM            563571108    3,465     250,000 SH  CALL        SOLE          250,000
MEDCO HEALTH SOLUTIONS INC            COM            58405U102    7,030     100,000 SH  CALL        SOLE          100,000
MOLYCORP INC DEL                      COM            608753109    3,383     100,000 SH  CALL        SOLE          100,000
POTASH CORP SASK INC                  COM            73755L107   61,110   1,337,500 SH  CALL        SOLE        1,337,500
PROSHARES TR                   PSHS ULTSH 20YRS      74347R297   30,675   1,500,000 SH  CALL        SOLE        1,500,000
RIO TINTO PLC                    SPONSORED ADR       767204100   83,385   1,500,000 SH  CALL        SOLE        1,500,000
ROCK-TENN CO                         CL A            772739207    6,249      92,500 SH  PUT         SOLE           92,500
ISHARES TR                       RUSSELL 2000        464287655  167,690   2,025,000 SH  PUT         SOLE        2,025,000
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